Annual Total Returns- Vanguard Small-Cap Growth Index Fund (Institutional) [BarChart] - Institutional - Vanguard Small-Cap Growth Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.40%)	17.68%	38.20%	4.04%	(2.52%)	10.74%	21.94%	(5.69%)	32.77%	35.31%